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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Senior Loans*: 117.0%
Aerospace & Defense: 1.6%
			Delta Airlines, Inc.	Ba2	BB-
$495,000			Term Loan, 8.750%, maturing September 27, 2013			$501,099
			Delta Airlines, Inc.	B2	B
	5,829,395		Term Loan, 3.539%, maturing April 30, 2014			5,636,296
			Forgings International, Ltd.	NR	NR
	1,000,000		Term Loan, 4.789%, maturing December 18, 2015			912,500
	1,000,000		Term Loan, 5.289%, maturing December 20, 2016			912,500
			Triumph Group, Inc.	Baa3	BB+
	798,000		Term Loan, 4.500%, maturing June 16, 2016			803,736
			United Airlines, Inc.	Ba3	BB-
	4,360,507		Term Loan, 2.313%, maturing February 03, 2014			4,170,515
						12,936,646
Automobile: 3.4%
			Avis Budget Car Rental, LLC	Ba2	BB
	2,584,724		Term Loan, 5.750%, maturing April 19, 2014			2,597,971
			Dana Corporation	B1	BB-
	1,428,571	(3)	Term Loan, maturing January 30, 2015			1,432,780
			Dollar Thrifty Automotive Group, Inc.	B2	B-
	1,473,856		Term Loan, 2.756%, maturing June 15, 2014			1,466,487
			Federal-Mogul Corporation	Ba3	B+
	1,981,393		Term Loan, 2.188%, maturing December 29, 2014			1,792,334
	1,010,915		Term Loan, 2.188%, maturing December 28, 2015			914,456
			Ford Motor Company	Baa3	BB
	4,474,912	(3)	Term Loan, 3.028%, maturing December 16, 2013			4,434,361
	4,135,267		Term Loan, 3.038%, maturing December 16, 2013			4,101,358
			KAR Holdings, Inc.	Ba3	B+
	5,359,495		Term Loan, 3.010%, maturing October 18, 2013			5,336,883
			Metaldyne Company, LLC	B1	B+
	500,000		Term Loan, 7.750%, maturing October 28, 2016			506,250
			Pinafore, Inc.	Ba2	BB
	4,048,780		Term Loan, 6.750%, maturing September 29, 2016			4,103,504
			United Components, Inc.	Ba3	B
	500,000		Term Loan, 6.250%, maturing March 23, 2017			505,875
						27,192,259
Beverage, Food & Tobacco: 3.0%
			ARAMARK Corporation	Ba3	BB
	1,880,691		Term Loan, 2.164%, maturing January 26, 2014			1,730,235
	559,595		Term Loan, 2.164%, maturing January 27, 2014			553,300
	750,607		Term Loan, 2.281%, maturing January 27, 2014			742,163
	81,204		Term Loan, 3.506%, maturing July 26, 2016			81,070
	1,234,754		Term Loan, 3.539%, maturing July 26, 2016			1,232,728
			Bolthouse Farms, Inc.	B1	B
	985,909		Term Loan, 5.500%, maturing February 11, 2016			990,634
			Green Mountain Coffee Roasters, Inc.	Ba3	B+
	1,250,000	(3)	Term Loan, maturing November 23, 2016			1,258,594
			Iglo Birds Eye	NR	BB-
EUR	2,125,000		Term Loan, 5.546%, maturing April 30, 2016			2,769,249
			Michael Foods	B1	BB-
	$997,500		Term Loan, 6.250%, maturing June 29, 2016			1,009,969
			Pinnacle Foods Holding Corporation	Ba3	B+
	7,383,951		Term Loan, 2.754%, maturing April 02, 2014			7,210,893
			United Biscuits Holdco, Ltd.	NR	NR
GBP	2,287,986		Term Loan, 3.079%, maturing December 15, 2014			3,396,363
EUR	775,940		Term Loan, 3.631%, maturing December 15, 2014			975,604
			Van Houtte, Inc.	Ba3	BB-
	$225,746		Term Loan, 2.789%, maturing July 19, 2014			223,771
	1,655,469		Term Loan, 2.789%, maturing July 19, 2014			1,640,984
						23,815,557

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Buildings & Real Estate: 1.5%
			Armstrong World Industries, Inc.	B1	BB-
$1,000,000		(3)	Term Loan, maturing May 23, 2017			$1,007,917
			Capital Automotive, L.P.	Ba3	B
	2,951,361		Term Loan, 2.760%, maturing December 14, 2012			2,932,915
			CB Richard Ellis	Ba1	BB
	1,000,000		Term Loan, 3.503%, maturing November 06, 2016			1,001,667
			Contech Construction Products, Inc.	B3	B
	1,116,620		Term Loan, 5.250%, maturing January 31, 2013			938,891
			Custom Building Products, Inc.	B1	B+
	991,780		Term Loan, 5.750%, maturing March 19, 2015			996,739
			Goodman Global, Inc.	B1	B+
	1,700,000		Term Loan, 5.750%, maturing October 28, 2016			1,716,684
			John Maneely Company	B3	B
	2,438,385		Term Loan, 3.539%, maturing December 09, 2013			2,383,948
			KCPC Acquisition, Inc.	Ba3	CCC
	189,655		Term Loan, 2.563%, maturing May 22, 2014			154,569
	519,560		Term Loan, 2.563%, maturing May 22, 2014			423,441
						11,556,771
Cargo Transport: 0.9%
			Baker Tanks, Inc.	B2	B
	616,334		Term Loan, 4.787%, maturing May 08, 2014			607,602
			Ceva Group, PLC	B1	B
	989,770		Term Loan, 3.256%, maturing November 04, 2013			940,281
	1,851,871		Term Loan, 3.256%, maturing November 04, 2013			1,759,277
	723,070		Term Loan, 3.880%, maturing November 04, 2013			669,744
			Dockwise Transport, N.V.	NR	NR
	487,613		Term Loan, 2.039%, maturing January 11, 2015			453,175
	683,092		Term Loan, 2.039%, maturing April 10, 2015			634,849
	487,613		Term Loan, 2.914%, maturing January 11, 2016			453,175
	575,488		Term Loan, 2.914%, maturing April 10, 2016			534,844
			Inmar, Inc.	B1	B
	610,853		Term Loan, 2.510%, maturing April 29, 2013			589,473
			US Shipping Partners, L.P.	B3	B-
	1,073,382		Term Loan, 9.200%, maturing November 12, 2013			816,441
						7,458,861
	Cellular: 0.2%
			NTELOS, Inc.	Ba3	BB
	1,488,745		Term Loan, 5.750%, maturing August 07, 2015			1,498,050
						1,498,050
Chemicals, Plastics & Rubber: 6.5%
			AZ Chem US, Inc.	B1	B+
	600,000	(3)	Term Loan, maturing November 18, 2016			604,875
			Brenntag Holding GmbH & Co. KG	Ba2	BBB-
	5,313,148		Term Loan, 3.764%, maturing January 20, 2014			5,346,355
	1,042,648		Term Loan, 3.781%, maturing January 20, 2014			1,046,558
			Celanese U.S Holdings, LLC	Ba2	BB+
	3,442,334		Term Loan, 1.754%, maturing April 02, 2014			3,431,577
			Chemtura Corporation	Ba1	NR
	765,000		Term Loan, 5.500%, maturing August 27, 2016			771,375
			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
	3,268,664		Term Loan, 2.539%, maturing May 15, 2014			3,200,568
			General Chemical Corporation	B1	B
	1,000,000		Term Loan, 6.750%, maturing October 06, 2015			1,009,500
			Hexion Specialty Chemicals, Inc.	Ba3	B-
	1,710,000		Term Loan, 2.499%, maturing May 05, 2013			1,560,375
	468,347		Term Loan, 4.063%, maturing May 05, 2015			458,980
	1,677,219		Term Loan, 4.063%, maturing May 05, 2015			1,634,450
	3,769,814		Term Loan, 4.063%, maturing May 05, 2015			3,673,684
			Huntsman International, LLC	Ba2	BB-
	4,760,155		Term Loan, 2.515%, maturing June 30, 2016			4,676,838
			Ineos US Finance, LLC	B1	B
	424,242		Term Loan, 7.001%, maturing December 14, 2012			434,848
EUR	1,202,104		Term Loan, 7.501%, maturing December 16, 2013			1,566,162
	1,319,795		Term Loan, 7.501%, maturing December 16, 2013			1,341,242
EUR	1,373,694		Term Loan, 8.001%, maturing December 16, 2014			1,789,718
	1,587,646		Term Loan, 8.001%, maturing December 16, 2014			1,613,446

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Chemicals, Plastics & Rubber (continued)
			ISP Chemco, Inc.	Ba3	BB
	$2,867,983		Term Loan, 1.813%, maturing June 04, 2014			$2,815,106
			JohnsonDiversey, Inc.	Ba2	BB-
	1,597,886		Term Loan, 5.500%, maturing November 24, 2015			1,610,869
			Lyondell Chemical Company	Ba2	BB
	748,125		Term Loan, 5.500%, maturing April 08, 2016			750,532
			MacDermid, Inc.	B2	B+
EUR	1,770,922		Term Loan, 3.005%, maturing April 11, 2014			2,139,646
	$1,752,229		Term Loan, 2.253%, maturing April 12, 2014			1,668,998
			Nalco Company	Ba1	BB+
	750,000		Term Loan, 4.500%, maturing October 05, 2017			757,031
			Omnova Solutions, Inc.	Ba2	B+
	300,000	(3)	Term Loan, maturing April 12, 2017			302,625
			Polypore, Inc.	Ba2	BB-
	3,151,395		Term Loan, 2.260%, maturing July 03, 2014			3,094,276
			Solutia, Inc.	Ba1	BB-
	1,174,779		Term Loan, 4.500%, maturing March 17, 2017			1,183,224
			Styron, Inc.	B2	B+
	3,406,875		Term Loan, 7.500%, maturing June 17, 2016			3,462,237
						51,945,095
Containers, Packaging & Glass: 4.9%
			Berry Plastics Corporation	B1	B
	5,669,236		Term Loan, 2.284%, maturing April 03, 2015			5,340,069
			Bway Holding Corporation	Ba3	B
	912,000		Term Loan, 5.522%, maturing June 16, 2017			919,410
	85,500		Term Loan, 5.560%, maturing June 16, 2017			86,195
			Graham Packaging Company, L.P.	B1	B+
	2,373,284		Term Loan, 6.750%, maturing April 05, 2014			2,397,016
	1,000,000		Term Loan, 6.000%, maturing September 23, 2016			1,011,458
			Graphic Packaging International, Inc.	Ba3	BB+
	4,277,922		Term Loan, 2.287%, maturing May 16, 2014			4,216,697
			KLEOPATRA LUX 2 S.À. R.L	NR	NR
	4,078,679		Term Loan, 3.242%, maturing January 03, 2016			3,419,291
			Pro Mach, Inc.	B1	B
	2,298,719		Term Loan, 2.510%, maturing December 14, 2011			2,137,809
			Reynolds Group Holdings, Ltd.	B1	BB-
	1,234,424		Term Loan, 6.750%, maturing May 05, 2016			1,247,668
			Reynolds Group Holdings, Ltd.	Ba3	BB
	2,981,250		Term Loan, 6.250%, maturing May 05, 2016			3,008,579
	3,000,000		Term Loan, 6.500%, maturing May 05, 2016			3,027,909
			Smurfit-Stone Container Corporation	B2	BB+
	3,885,263		Term Loan, 6.750%, maturing July 15, 2016			3,940,608
			Xerium Technologies, Inc.	Ba3	BB-
	570,964		Term Loan, 6.500%, maturing November 25, 2014			571,677
	319,740		Term Loan, 6.500%, maturing November 25, 2014			320,139
	1,347,474		Term Loan, 6.500%, maturing November 25, 2014			1,349,158
	137,031		Term Loan, 6.500%, maturing November 25, 2014			137,203
	365,417		Term Loan, 6.500%, maturing November 25, 2014			365,873
			Xerium Technologies, Inc.	B3	B+
	5,625,512		Term Loan, 8.250%, maturing May 25, 2015			5,428,619
						38,925,380
Data and Internet Services: 6.7%
			Activant Solutions, Inc.	B1	B
	42,262		Term Loan, 2.813%, maturing May 01, 2013			41,681
	2,929,048		Term Loan, 2.313%, maturing May 02, 2013			2,888,773
			Amadeus IT Group, S.A.	NR	NR
EUR	1,268,581		Term Loan, 4.350%, maturing July 01, 2013			1,611,986
EUR	1,268,581		Term Loan, 4.850%, maturing July 01, 2014			1,611,986
			Aspect Software, Inc.	Ba3	B+
	$1,243,750		Term Loan, 6.250%, maturing April 19, 2016			1,241,677
			AutoTrader.com, Inc.	Ba3	BB+
	1,350,000		Term Loan, 6.000%, maturing June 14, 2016			1,357,594
			Carlson Wagonlit Holdings, B.V.	B2	B-
	3,654,102		Term Loan, 4.038%, maturing August 04, 2014			3,464,546
			Dealer Computer Services, Inc.	Ba3	BB-
	5,057,967		Term Loan, 5.250%, maturing April 21, 2017			5,075,670

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Data and Internet Services (continued)
			Fifth Third Processing Solutions	Ba3	BB-
$900,000			Term Loan, 5.500%, maturing November 01, 2016			$906,075
			First American Payment Systems	B1	B+
	1,750,000		Term Loan, 6.750%, maturing October 04, 2016			1,750,000
			First Data Corporation	B1	B+
	1,495,246		Term Loan, 3.003%, maturing September 24, 2014			1,351,583
	1,861,843		Term Loan, 3.003%, maturing September 24, 2014			1,682,534
	5,748,718		Term Loan, 3.003%, maturing September 24, 2014			5,205,527
			Information Solutions Company	Ba2	BB+
	623,438		Term Loan, 4.750%, maturing April 12, 2016			627,724
			Orbitz Worldwide, Inc.	B2	B+
	3,545,420		Term Loan, 3.275%, maturing July 25, 2014			3,368,149
			Sabre, Inc.	B1	B
	8,043,142		Term Loan, 2.268%, maturing September 30, 2014			7,542,456
			SAVVIS Communications Corporation	B1	B
	2,000,000		Term Loan, 6.750%, maturing August 04, 2016			2,026,000
			Ship US Bidco, Inc.	Ba2	BB
	1,400,000	(3)	Term Loan, maturing October 15, 2017			1,408,750
			Sungard Data Systems, Inc.	Ba3	BB
	104,926		Term Loan, 2.003%, maturing February 28, 2014			102,565
	1,467,544		Term Loan, 6.750%, maturing February 28, 2014			1,477,021
	2,838,990		Term Loan, 3.910%, maturing February 26, 2016			2,818,587
			Trans Union, LLC	Ba3	BB-
	3,411,450		Term Loan, 6.750%, maturing June 15, 2017			3,460,063
			Transfirst Holdings, Inc.	B2	B
	994,859		Term Loan, 3.040%, maturing June 15, 2014			914,026
			Travelport, Inc.	Ba3	B
	158,600		Term Loan, 4.789%, maturing August 21, 2015			152,811
	967,500		Term Loan, 4.962%, maturing August 21, 2015			932,186
	709,999		Term Loan, 4.963%, maturing August 21, 2015			684,084
						53,704,055
Diversified / Conglomerate Manufacturing: 2.8%
			Brand Services, Inc.	B1	B
	2,634,905		Term Loan, 2.563%, maturing February 07, 2014			2,522,922
	1,152,204		Term Loan, 3.563%, maturing February 07, 2014			1,116,197
			Clopay Ames True Temper Holding Corporation	B1	BB+
	1,500,000		Term Loan, 7.750%, maturing September 28, 2016			1,511,250
			Dresser, Inc.	B2	B+
	2,325,796		Term Loan, 2.534%, maturing May 04, 2014			2,317,802
			Edwards (Cayman Islands II), Ltd.	B3	B+
	1,905,276		Term Loan, 2.294%, maturing May 31, 2014			1,846,927
			EPD, Inc.	NR	NR
	173,429		Term Loan, 2.760%, maturing July 31, 2014			151,244
	1,210,875		Term Loan, 2.760%, maturing July 31, 2014			1,055,983
			Ferretti, S.P.A.	NR	NR
EUR	577,808	(2)	Term Loan, 3.472%, maturing January 31, 2015			387,110
EUR	578,801	(2)	Term Loan, 4.127%, maturing January 31, 2016			387,775
EUR	98,380	(2)	Term Loan, 6.627%, maturing January 31, 2017			60,792
			Manitowoc Company, Inc. (The)	Ba2	BB
	$622,541		Term Loan, 5.313%, maturing November 06, 2013			626,951
	449,706		Term Loan, 8.000%, maturing November 06, 2014			456,227
			Rexnord Corporation / RBS Global, Inc.	Ba3	BB-
	962,500		Term Loan, 2.563%, maturing July 19, 2013			947,461
	1,000,000		Term Loan, 2.813%, maturing July 19, 2013			984,375
			Sensata Technologies, B.V.	B1	BB
	6,037,806		Term Loan, 2.038%, maturing April 26, 2013			5,856,671
EUR	1,915,069		Term Loan, 3.043%, maturing April 26, 2013			2,390,103
						22,619,790
Diversified / Conglomerate Service: 3.9%
			Affinion Group, Inc.	Ba2	BB-
	2,487,500		Term Loan, 5.000%, maturing October 10, 2016			2,477,135
			AlixPartners, LLP	Ba3	BB
	2,574,688		Term Loan, 2.299%, maturing October 12, 2013			2,536,067
			Brock Holdings, Inc.	B3	B
	1,247,554		Term Loan, 2.806%, maturing February 26, 2014			1,175,819

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Fair Value
Diversified / Conglomerate Service (continued)
			Catalina Marketing Corporation	Ba2	BB-
$4,207,737			Term Loan, 3.006%, maturing October 01, 2014			$4,130,159
			Coach America Holdings, Inc.	B2	B
1,488,964			Term Loan, 3.040%, maturing April 18, 2014			1,198,616
318,155			Term Loan, 3.040%, maturing April 20, 2014			256,114
			Fidelity National Information Services, Inc.	Ba1	BBB-
3,300,000			Term Loan, 5.250%, maturing July 18, 2016			3,340,943
			ISS Holding A/S	NR	NR
EUR	3,032,921		Term Loan, 2.879%, maturing December 31, 2013			3,810,719
EUR	240,402		Term Loan, 2.879%, maturing December 31, 2013			302,053
EUR	42,895		Term Loan, 2.879%, maturing December 31, 2013			53,895
EUR	32,118		Term Loan, 2.879%, maturing December 31, 2013			40,354
EUR	227,055		Term Loan, 2.879%, maturing December 31, 2013			285,284
EUR	424,609		Term Loan, 2.879%, maturing December 31, 2013			533,501
			ISTA International GmbH	NR	NR
EUR	377,847		Term Loan, 3.036%, maturing May 14, 2015			439,520
EUR	1,617,426		Term Loan, 3.036%, maturing May 14, 2015			1,881,424
			ServiceMaster Company	B1	B+
	$180,385		Term Loan, 2.760%, maturing July 24, 2014			171,129
1,811,367			Term Loan, 2.769%, maturing July 24, 2014			1,718,422
			Valleycrest Companies, LLC	B2	CCC+
1,665,107			Term Loan, 2.290%, maturing March 12, 2014			1,558,956
			Vertafore, Inc.	B1	B+
748,125			Term Loan, 6.750%, maturing July 29, 2016			752,240
			West Corporation	Ba3	BB-
528,909			Term Loan, 2.628%, maturing October 24, 2013			523,702
1,299,404			Term Loan, 4.503%, maturing July 15, 2016			1,302,652
2,607,827			Term Loan, 4.504%, maturing July 15, 2016			2,609,681
						31,098,386
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 0.1%
			Georgia Pacific, LLC	Ba1	BBB+
641,569			Term Loan, 3.541%, maturing December 23, 2014			644,025
						644,025
Ecological: 0.2%
			Synagro Technologies, Inc.	B3	CCC+
1,064,250			Term Loan, 2.260%, maturing April 02, 2014			947,183
			Synagro Technologies, Inc.	Caa3	CCC-
590,000			Term Loan, 5.010%, maturing October 02, 2014			488,225
						1,435,408
Electronics: 2.0%
			Aeroflex, Inc.	Ba2	BB-
1,876,538			Term Loan, 4.313%, maturing August 15, 2014			1,855,427
			Brocade Communications Systems, Inc.	Ba2	BBB-
581,375			Term Loan, 7.000%, maturing October 07, 2013			588,642
			FCI International, S.A.S.	B2	NR
311,229			Term Loan, 2.790%, maturing September 30, 2012			303,448
284,586			Term Loan, 2.790%, maturing September 30, 2012			276,048
			Freescale Semiconductor, Inc.	B2	B-
4,162,638			Term Loan, 4.504%, maturing December 01, 2016			3,929,934
			Infor Enterprise Solutions Holdings, Inc.	B1	B+
483,750			Term Loan, 5.010%, maturing July 28, 2015			452,306
EUR	962,500		Term Loan, 5.847%, maturing July 28, 2015			1,170,728
	$44,063		Term Loan, 6.010%, maturing July 28, 2015			41,750
132,811			Term Loan, 6.010%, maturing July 28, 2015			125,241
			Infor Enterprise Solutions Holdings, Inc.	Caa2	CCC+
EUR	500,000		Term Loan, 7.046%, maturing March 02, 2014			461,819
			Intersil Corporation	Ba2	BB+
	$498,750		Term Loan, 4.750%, maturing April 27, 2016			502,491
			Kronos, Inc.	Ba3	B+
3,557,878			Term Loan, 2.039%, maturing June 11, 2014			3,479,310
			Microsemi Corporation	Ba1	BB+
700,000		(3)	Term Loan, maturing November 02, 2017			707,292
			Redprairie Corporation	B2	B+
995,000			Term Loan, 6.000%, maturing March 24, 2016			998,731
			Spansion, LLC	NR	BB-
1,048,958			Term Loan, 6.500%, maturing January 08, 2015			1,062,070
						15,955,238

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Finance: 2.4%
		Interactive Data Corporation	Ba3	B+
$4,987,500		Term Loan, 6.750%, maturing January 27, 2017			$5,069,046
		LPL Holdings, Inc.	Ba3	B+
3,272,825		Term Loan, 4.250%, maturing June 25, 2015			3,293,280
1,990,000		Term Loan, 5.250%, maturing June 28, 2017			2,014,875
		MSCI, Inc.	Ba2	BB+
3,976,259		Term Loan, 4.750%, maturing June 01, 2016			4,001,111
		Nuveen Investments, Inc.	B3	B
4,893,540		Term Loan, 3.289%, maturing November 13, 2014			4,579,649
					18,957,961
Gaming: 2.9%
		Cannery Casino Resorts, LLC	B3	B
456,265		Term Loan, 4.503%, maturing May 17, 2013			432,596
377,290		Term Loan, 4.503%, maturing May 20, 2013			357,718
	(1)	Fontainebleau Las Vegas, LLC	NR	NR
845,005	(2)	Term Loan, 6.000%, maturing June 06, 2014			171,113
1,690,010	(2)	Term Loan, 6.000%, maturing June 06, 2014			342,227
		Golden Nugget, Inc.	Caa3	CC
1,130,732		Term Loan, 3.260%, maturing June 30, 2014			918,720
1,985,571		Term Loan, 3.260%, maturing June 30, 2014			1,613,277
	(1)	Green Valley Ranch Gaming, LLC	C	NR
500,000	(2)	Term Loan, 3.507%, maturing August 16, 2014			16,354
		Harrahs Operating Company, Inc.	Caa1	B
4,102,900		Term Loan, 3.288%, maturing January 28, 2015			3,595,736
1,271,982		Term Loan, 3.288%, maturing January 28, 2015			1,116,722
2,633,034		Term Loan, 3.288%, maturing January 28, 2015			2,308,020
1,543,889		Term Loan, 9.500%, maturing October 31, 2016			1,600,434
		Isle Of Capri Casinos, Inc.	B1	B+
1,275,035		Term Loan, 5.000%, maturing November 25, 2013			1,263,719
228,909		Term Loan, 5.000%, maturing November 25, 2013			226,878
510,014		Term Loan, 5.000%, maturing November 25, 2013			505,488
		Las Vegas Sands, LLC	B1	BB-
4,062,797		Term Loan, 3.030%, maturing November 23, 2016			3,823,157
1,026,170		Term Loan, 3.030%, maturing November 23, 2016			964,360
		Penn National Gaming, Inc.	Ba2	BB+
14,407		Term Loan, 2.024%, maturing October 03, 2012			14,349
		Seminole Tribe Of Florida	Ba1	BBB-
19,940		Term Loan, 1.813%, maturing March 05, 2014			19,416
		VML US Finance, LLC	B1	BB-
451,676		Term Loan, 4.800%, maturing May 25, 2012			452,616
3,060,496		Term Loan, 4.800%, maturing May 27, 2013			3,067,382
					22,810,282
Healthcare, Education and Childcare: 13.6%
		Bausch & Lomb, Inc.	B1	BB-
381,916		Term Loan, 3.506%, maturing April 24, 2015			376,274
1,574,899		Term Loan, 3.527%, maturing April 24, 2015			1,551,633
		Biomet, Inc.	B1	BB-
5,918,653		Term Loan, 3.281%, maturing March 25, 2015			5,870,552
		Bright Horizons Family Solutions, Inc.	Ba2	BB-
460,000		Term Loan, 7.500%, maturing May 28, 2015			462,300
		Catalent Pharma Solutions, Inc.	Ba3	BB-
5,568,500		Term Loan, 2.506%, maturing April 10, 2014			5,271,515
		CHG Medical Staffing, Inc.	Ba3	B+
1,500,000		Term Loan, 7.250%, maturing October 05, 2016			1,515,938
		CHS/Community Health Systems, Inc.	Ba3	BB
6,906,634		Term Loan, 2.544%, maturing July 25, 2014			6,761,594
330,421		Term Loan, 2.544%, maturing July 25, 2014			323,482
		Concentra Operating Corporation	Ba3	B+
2,636,276		Term Loan, 2.540%, maturing June 25, 2014			2,623,095
		CRC Health Corporation	B1	B+
651,497		Term Loan, 2.539%, maturing February 06, 2013			625,437
575,240		Term Loan, 2.539%, maturing February 06, 2013			552,231
		Davita, Inc.	Ba2	BB
950,000		Term Loan, 4.500%, maturing October 20, 2016			954,944
		Emdeon Business Services, LLC	Ba3	BB
1,707,484		Term Loan, 2.260%, maturing November 16, 2013			1,680,272
538,462		Term Loan, 4.500%, maturing November 18, 2013			541,042

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Fair Value
Healthcare, Education and Childcare (continued)
			EMSC, L.P.	Baa3	BB+
	$493,750		Term Loan, 3.253%, maturing April 08, 2015			$493,133
			Gambro Holding AB	NR	NR
1,670,984			Term Loan, 2.534%, maturing June 05, 2014			1,551,229
SEK	2,111,070		Term Loan, 3.735%, maturing June 05, 2014			279,180
SEK	2,146,343		Term Loan, 3.735%, maturing June 05, 2014			283,845
	$1,670,984		Term Loan, 3.284%, maturing June 05, 2015			1,551,229
SEK	2,146,343		Term Loan, 4.485%, maturing June 05, 2015			283,845
SEK	2,111,070		Term Loan, 4.485%, maturing June 05, 2015			279,180
			Grifols, S.A.	Ba3	BB
	$2,750,000	(3)	Term Loan, maturing October 15, 2016			2,781,675
			Harlan Sprague Dawley, Inc.	B3	B
2,406,375			Term Loan, 3.780%, maturing July 11, 2014			2,167,742
			HCA, Inc.	Ba3	BB
3,584,264			Term Loan, 2.539%, maturing November 18, 2013			3,517,245
9,595,778			Term Loan, 3.539%, maturing March 31, 2017			9,496,798
			Health Management Associates, Inc.	B1	BB-
3,438,553			Term Loan, 2.039%, maturing February 28, 2014			3,356,495
			HGI Holding, Inc.	B1	B+
1,750,000			Term Loan, 6.750%, maturing September 29, 2016			1,760,938
			Iasis Healthcare, LLC	Ba2	B+
1,229,737			Term Loan, 2.256%, maturing March 14, 2014			1,197,969
335,478			Term Loan, 2.256%, maturing March 14, 2014			326,812
3,553,007			Term Loan, 2.256%, maturing March 14, 2014			3,461,222
			IM US Holdings, LLC	Ba2	BB
3,872,749			Term Loan, 2.268%, maturing June 26, 2014			3,806,188
			IM US Holdings, LLC	B1	B-
1,000,000			Term Loan, 4.505%, maturing June 26, 2015			973,125
			IMS Health, Inc.	Ba3	BB
EUR	989,818		Term Loan, 5.500%, maturing January 31, 2016			1,292,482
	$1,980,480		Term Loan, 5.250%, maturing February 26, 2016			2,003,172
			inVentiv Health, Inc.	Ba3	BB-
2,134,650			Term Loan, 6.500%, maturing August 04, 2016			2,149,994
			Medassets, Inc.	Ba3	BB-
750,000			Term Loan, 5.250%, maturing November 15, 2016			755,156
			Molnlycke Health Care Group	NR	NR
EUR	200,000		Term Loan, 2.796%, maturing March 30, 2015			249,691
GBP	250,000		Term Loan, 2.583%, maturing March 31, 2015			370,200
EUR	170,016		Term Loan, 3.046%, maturing March 30, 2016			212,258
GBP	203,835		Term Loan, 2.833%, maturing March 31, 2016			301,839
			National Mentor, Inc.	Ba3	B
	$9,492		Term Loan, 2.150%, maturing June 29, 2013			8,852
1,161,035			Term Loan, 2.290%, maturing June 29, 2013			1,082,665
			Nyco Holdings 3 ApS	NR	NR
EUR	504,944		Term Loan, 4.597%, maturing December 29, 2014			615,621
EUR	81,310		Term Loan, 4.597%, maturing December 29, 2014			99,132
EUR	1,317,855		Term Loan, 4.597%, maturing December 29, 2014			1,606,712
EUR	51,795		Term Loan, 4.597%, maturing December 29, 2014			63,148
EUR	366,234		Term Loan, 4.597%, maturing December 29, 2014			446,508
EUR	504,819		Term Loan, 5.347%, maturing December 29, 2015			615,469
EUR	1,317,531		Term Loan, 5.347%, maturing December 29, 2015			1,606,317
EUR	81,290		Term Loan, 5.347%, maturing December 29, 2015			99,108
EUR	51,782		Term Loan, 5.347%, maturing December 29, 2015			63,132
EUR	366,144		Term Loan, 5.347%, maturing December 29, 2015			446,398
			Quintiles Transnational Corporation	Ba2	BB
	$1,193,284		Term Loan, 2.290%, maturing March 29, 2013			1,178,368
			Renal Advantage, Inc.	Ba3	B
3,192,000			Term Loan, 6.000%, maturing June 03, 2016			3,205,965
			Rural/Metro Operating Company, LLC	Ba3	BB
1,000,000		(3)	Term Loan, maturing November 24, 2016			1,011,033
			Skilled Healthcare Group, Inc.	B1	B+
1,243,750			Term Loan, 5.250%, maturing April 08, 2016			1,218,356
			Sterigenics International, Inc.	B3	B+
1,230,181			Term Loan, 2.550%, maturing November 21, 2013			1,184,049
			Sun Healthcare Group, Inc.	Ba2	B+
1,350,000			Term Loan, 7.500%, maturing October 15, 2016			1,339,031

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
	Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Fair Value
Healthcare, Education and Childcare (continued)
		Surgical Care Affiliates, LLC	Ba3	B
	$1,917,767	Term Loan, 2.289%, maturing December 29, 2014			$1,833,865
		Team Health, Inc.	B1	BB
	659,737	Term Loan, 2.286%, maturing November 23, 2012			647,642
		United Surgical Partners International, Inc.	Ba3	B
	2,023,387	Term Loan, 2.274%, maturing April 19, 2014			1,948,775
	382,303	Term Loan, 2.260%, maturing April 21, 2014			368,206
		Universal Health Services, Inc.	Ba2	BB+
	3,125,000	Term Loan, 5.500%, maturing November 15, 2016			3,164,878
		Vanguard Health Holdings Company II, LLC	Ba2	BB-
	995,006	Term Loan, 5.000%, maturing January 29, 2016			1,001,122
		VWR International, Inc.	B1	B+
EUR	2,450,636	Term Loan, 3.296%, maturing June 29, 2014			3,039,255
	$2,450,636	Term Loan, 2.756%, maturing June 30, 2014			2,367,162
		Warner Chilcott Company, LLC	Ba3	BB
	1,081,239	Term Loan, 6.000%, maturing October 30, 2014			1,083,266
	521,924	Term Loan, 6.250%, maturing April 30, 2015			526,300
	869,098	Term Loan, 6.250%, maturing April 30, 2015			876,384
	306,373	Term Loan, 6.500%, maturing February 22, 2016			309,874
	943,627	Term Loan, 6.500%, maturing February 22, 2016			953,727
					108,023,273
Home & Office Furnishings: 0.9%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2016			853,502
EUR	745,552	Term Loan, 3.384%, maturing August 31, 2017			853,502
		Hilding Anders	NR	NR
SEK	20,194,780	Term Loan, 4.470%, maturing March 31, 2015			2,354,223
EUR	367,247	Term Loan, 4.130%, maturing April 25, 2015			388,411
		National Bedding Company	B1	BB-
	$1,069,877	Term Loan, 2.313%, maturing February 28, 2013			1,053,829
		Springs Window Fashions, LLC	B2	B+
	2,032,825	Term Loan, 3.063%, maturing December 31, 2012			1,952,783
					7,456,249
Insurance: 2.2%
		AmWINS Group, Inc.	B2	B-
	2,373,313	Term Loan, 2.796%, maturing June 08, 2013			2,224,981
		Applied Systems Inc.	B1	B-
	1,183,138	Term Loan, 2.756%, maturing September 26, 2013			1,175,743
		C.G. JCF Corporation	B2	B
	1,798,521	Term Loan, 3.260%, maturing August 01, 2014			1,744,565
		Conseco, Inc.	B2	B-
	2,215,121	Term Loan, 7.500%, maturing October 10, 2013			2,216,505
		HMSC Corporation	B3	B-
	3,060,732	Term Loan, 2.506%, maturing April 03, 2014			2,586,318
		Hub International, Ltd.	B2	B
	534,098	Term Loan, 2.789%, maturing June 13, 2014			520,078
	2,376,076	Term Loan, 2.789%, maturing June 13, 2014			2,313,704
		Sedgwick Holdings, Inc.	B1	B+
	1,393,000	Term Loan, 5.500%, maturing May 27, 2016			1,403,448
		USI Holdings Corporation	B2	B-
	594,000	Term Loan, 7.000%, maturing April 15, 2014			582,417
	2,666,748	Term Loan, 2.760%, maturing May 05, 2014			2,528,966
					17,296,725
Leisure, Amusement, Entertainment: 3.7%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	2,244,375	Term Loan, 6.750%, maturing April 22, 2016			2,166,524
		Alpha D2, Ltd.	NR	NR
	1,506,081	Term Loan, 2.381%, maturing December 31, 2013			1,381,829
	1,017,315	Term Loan, 2.381%, maturing December 31, 2013			933,386
		AMF Bowling Worldwide, Inc.	B2	B
	1,824,794	Term Loan, 2.753%, maturing June 08, 2013			1,613,233
		Cedar Fair, L.P.	Ba2	BB-
	3,117,188	Term Loan, 5.500%, maturing December 15, 2016			3,158,378
		HIT Entertainment, Inc.	B1	CCC+
	3,387,069	Term Loan, 5.536%, maturing June 01, 2012			3,293,078

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Fair Value
Leisure, Amusement, Entertainment (continued)
			Live Nation Entertainment, Inc.	Ba2	BB-
	$995,000		Term Loan, 4.500%, maturing November 07, 2016			$994,162
			Metro-Goldwyn-Mayer, Inc.	Ba3	B+
10,789,173		(2)	Term Loan, 20.500%, maturing April 09, 2012			4,835,642
9,764,787		(2)	Term Loan, 20.500%, maturing April 09, 2012			4,376,519
			NEP II, Inc.	B1	B
4,205,581			Term Loan, 2.544%, maturing February 16, 2014			4,016,330
			Regal Cinemas Corporation	Ba3	BB-
2,955,675			Term Loan, 3.789%, maturing November 21, 2016			2,970,453
						29,739,536
Lodging: 2.7%
			Audio Visual Services Corporation	NR	NR
1,455,000			Term Loan, 2.540%, maturing February 28, 2014			1,185,825
			HdC Mezz 1 Partners, L.P.	B1	B+
24,600,000			Term Loan, 2.004%, maturing January 15, 2011			20,664,000
						21,849,825
Machinery: 1.1%
			Alliance Laundry Systems, LLC	B1	B+
500,000			Term Loan, 6.250%, maturing September 23, 2016			506,459
			Bucyrus International, Inc.	Ba2	BB+
2,985,253			Term Loan, 4.250%, maturing February 19, 2016			3,005,762
			Kion Group GmbH	NR	NR
507,587			Term Loan, 4.005%, maturing December 23, 2014			424,343
EUR	1,257,708		Term Loan, 4.597%, maturing December 23, 2014			1,400,545
	$507,587		Term Loan, 4.255%, maturing December 23, 2015			424,343
EUR	1,163,220		Term Loan, 4.847%, maturing December 23, 2015			1,295,327
			NACCO Materials Handling Group, Inc.	NR	NR
	$1,947,164		Term Loan, 2.085%, maturing March 22, 2013			1,844,938
						8,901,715
Mining, Steel, Iron & Nonprecious Metals: 1.1%
			Fairmount Minerals, Ltd.	B1	BB
2,100,000			Term Loan, 6.273%, maturing August 05, 2016			2,130,624
			Noranda Aluminum Acquisition Corporation	Ba3	B+
1,696,411			Term Loan, 2.006%, maturing May 18, 2014			1,670,965
			Novelis, Inc.	Ba1	BB-
1,004,710			Term Loan, 2.260%, maturing July 06, 2014			1,000,131
1,833,018			Term Loan, 2.260%, maturing July 07, 2014			1,824,665
			Oxbow Carbon, LLC	Ba3	BB
1,984,634			Term Loan, 2.289%, maturing May 08, 2014			1,979,672
						8,606,058
Non-North American Cable: 2.7%
			Casema Bidco / Serpering Investments, B.V.	NR	NR
EUR	227,032		Term Loan, 3.546%, maturing September 15, 2014			291,495
EUR	499,525		Term Loan, 3.546%, maturing September 15, 2014			641,361
EUR	287,729		Term Loan, 3.546%, maturing September 15, 2014			369,427
EUR	31,025		Term Loan, 4.296%, maturing September 14, 2015			39,835
			Numericable / YPSO France, S.A.S.	NR	NR
EUR	163,642		Term Loan, 4.597%, maturing June 16, 2014			166,314
EUR	266,993		Term Loan, 4.597%, maturing June 16, 2014			271,353
EUR	424,276		Term Loan, 4.632%, maturing June 16, 2014			431,203
EUR	439,625		Term Loan, 5.097%, maturing December 31, 2015			446,292
EUR	234,065		Term Loan, 5.097%, maturing December 31, 2015			237,615
			UPC Broadband Holding, B.V.	Ba3	B+
	$1,406,849		Term Loan, 4.251%, maturing December 30, 2016			1,386,772
EUR	3,441,622		Term Loan, 4.599%, maturing December 31, 2016			4,193,027
	$2,593,151		Term Loan, 4.251%, maturing December 29, 2017			2,551,013
EUR	2,482,502		Term Loan, 4.849%, maturing December 31, 2017			3,038,239
			Virgin Media Investment Holdings, Ltd.	Ba1	BB+
GBP	5,000,000		Term Loan, 4.778%, maturing December 31, 2015			7,722,237
						21,786,182
North American Cable: 6.1%
			Atlantic Broadband	Ba3	B+
	$1,000,000	(3)	Term Loan, maturing November 08, 2015			1,006,250
			Block Communications, Inc.	Ba1	BB
1,190,625			Term Loan, 2.289%, maturing December 22, 2011			1,154,906
			Cequel Communications, LLC	Ba3	BB-
11,470,884			Term Loan, 2.253%, maturing November 05, 2013			11,372,269
			Charter Communications Operating, LLC	Ba1	BB+
12,469,593			Term Loan, 3.540%, maturing September 06, 2016			12,231,897
			Insight Midwest Holdings, LLC	Ba3	B+
1,068,735			Term Loan, 2.014%, maturing April 07, 2014			1,037,340

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
North American Cable (continued)
			Knology, Inc.	B1	B+
	$1,300,000		Term Loan, 5.500%, maturing October 17, 2016			$1,306,500
			Mediacom Broadband, LLC	Ba3	BB-
	4,840,050		Term Loan, 2.010%, maturing January 31, 2015			4,670,648
	1,995,000		Term Loan, 4.500%, maturing October 23, 2017			1,983,363
			Mediacom LLC Group	Ba3	BB-
	5,283,393		Term Loan, 2.000%, maturing January 31, 2015			5,055,547
	1,782,000		Term Loan, 5.500%, maturing March 31, 2017			1,773,090
			San Juan Cable, LLC	B1	BB-
	1,833,324		Term Loan, 2.050%, maturing October 31, 2012			1,814,991
			WideOpenWest Finance, LLC	B1	B-
	5,702,357		Term Loan, 2.753%, maturing June 28, 2014			5,319,233
						48,726,035
Oil & Gas: 0.8%
			CGGVeritas Services, Inc.	Ba1	BB
	1,963,126		Term Loan, 5.500%, maturing January 12, 2016			1,972,942
			Hercules Offshore, LLC	Caa1	B-
	1,154,823		Term Loan, 6.000%, maturing July 11, 2013			1,073,444
			MEG Energy Corporation	B1	BBB-
	3,155,530		Term Loan, 6.000%, maturing April 03, 2016			3,164,075
						6,210,461
Other Broadcasting and Entertainment: 1.5%
			Getty Images, Inc.	Ba2	BB
	1,650,000	(3)	Term Loan, maturing November 07, 2016			1,666,706
			TWCC Holding Corporation	Ba2	BB
	1,957,801		Term Loan, 5.000%, maturing September 14, 2015			1,971,874
			Nielson Finance, LLC	Ba3	BB-
	219,969		Term Loan, 2.253%, maturing August 09, 2013			216,348
	4,627,653		Term Loan, 4.003%, maturing May 02, 2016			4,597,078
	3,565,664		Term Loan, 4.003%, maturing May 02, 2016			3,515,745
						11,967,751
Other Telecommunications: 2.3%
			Alaska Communications Systems Holdings, Inc.	Ba3	BB-
	1,500,000		Term Loan, 6.250%, maturing October 15, 2016			1,510,547
			Asurion Corporation	Ba3	B+
	4,207,500		Term Loan, 3.258%, maturing July 03, 2014			3,933,057
	2,250,000		Term Loan, 6.750%, maturing March 31, 2015			2,223,884
			BCM Ireland Holdings, Ltd.	B2	B
EUR	1,312,967		Term Loan, 2.722%, maturing September 30, 2014			1,289,569
EUR	1,313,237		Term Loan, 2.972%, maturing September 30, 2015			1,289,834
			Consolidated Communications, Inc.	B1	B+
	$1,000,000		Term Loan, 2.760%, maturing December 31, 2014			970,000
		(1)	Hawaiian Telcom Communications, Inc.	NR	NR
	938,165		Term Loan, 9.000%, maturing November 01, 2015			946,081
			Kentucky Data Link, Inc.	B1	B-
	2,705,495		Term Loan, 4.500%, maturing February 26, 2014			2,685,204
			Time Warner Telecom Holdings, Inc.	Ba1	B+
	559		Term Loan, 2.043%, maturing January 07, 2013			557
			U.S. Telepacific Corporation	B1	CCC+
	3,084,500		Term Loan, 9.250%, maturing August 17, 2015			3,117,273
						17,966,005
Personal & Nondurable Consumer Products: 2.2%
			Advantage Sales & Marketing, Inc.	Ba3	B+
	1,990,000		Term Loan, 5.000%, maturing May 05, 2016			1,992,488
			Bushnell, Inc.	B2	B-
	1,659,702		Term Loan, 4.540%, maturing August 24, 2013			1,535,224
			Fender Musical Instruments Corporation	B2	B
	1,991,672		Term Loan, 2.540%, maturing June 09, 2014			1,832,338
	1,006,136		Term Loan, 2.550%, maturing June 09, 2014			925,645
			Hillman Group (The), Inc.	Ba3	B+
	897,750		Term Loan, 5.500%, maturing May 27, 2016			901,117
			Huish Detergents, Inc.	Ba2	BB
	2,213,003		Term Loan, 2.010%, maturing April 26, 2014			2,123,377
			Information Resources, Inc.	Ba3	B
	266,554		Term Loan, 3.422%, maturing May 16, 2014			262,555
			Jarden Corporation	Ba1	BB+
	2,419,504		Term Loan, 3.539%, maturing January 26, 2015			2,438,650

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
	Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Personal & Nondurable Consumer Products (continued)
			KIK Custom Products, Inc.	B3	CCC+
$1,681,446			Term Loan, 2.540%, maturing June 02, 2014			$1,454,451
	288,248		Term Loan, 2.540%, maturing June 02, 2014			249,334
			Spectrum Brands, Inc.	B2	B
	1,306,667		Term Loan, 8.000%, maturing June 16, 2016			1,335,659
			Yankee Candle Company, Inc.	Ba3	BB-
	2,253,328		Term Loan, 2.260%, maturing February 06, 2014			2,209,106
						17,259,944
Personal, Food & Miscellaneous: 4.3%
			Acosta, Inc.	B1	B
	3,195,161		Term Loan, 2.510%, maturing July 28, 2013			3,153,864
			Advance Pierre Foods	B1	B+
	3,000,000		Term Loan, 7.001%, maturing September 30, 2016			2,982,501
			Burger King Corporation	Ba3	BB-
	3,440,860		Term Loan, 6.250%, maturing October 19, 2016			3,491,541
EUR	1,000,000		Term Loan, 6.500%, maturing October 19, 2016			1,312,607
			Dennys, Inc.	B1	B+
	$2,000,000		Term Loan, 6.500%, maturing September 20, 2016			2,012,500
			DineEquity, Inc.	Ba2	BB-
	2,366,050		Term Loan, 6.000%, maturing October 19, 2017			2,402,265
			Dunkin Brands, Inc.	B1	B+
	1,520,000	(3)	Term Loan, maturing November 18, 2017			1,536,626
			N.E.W. Customer Services Companies, Inc.	Ba3	B+
	2,392,857		Term Loan, 6.000%, maturing March 23, 2016			2,380,146
			NBTY, Inc.	Ba3	BB-
	2,898,734		Term Loan, 6.250%, maturing October 02, 2017			2,939,099
			NPC International	Ba3	B+
	971,972		Term Loan, 2.029%, maturing May 03, 2013			937,953
			OSI Restaurant Partners, Inc.	B3	B+
	594,250		Term Loan, 2.586%, maturing June 14, 2013			558,503
	6,257,220		Term Loan, 2.625%, maturing June 14, 2014			5,880,811
			Seminole Hard Rock Entertainment, Inc.	B2	BB
	1,000,000		Floating Rate Note, 2.571%, maturing March 15, 2014			887,500
			Wendys/Arbys Restaurants, LLC	Ba2	BB
	1,496,250		Term Loan, 5.000%, maturing May 24, 2017			1,505,383
			Whitelabel IV, S.A.	Ba3	B+
EUR	583,833		Term Loan, 5.000%, maturing August 11, 2017			764,825
EUR	966,167		Term Loan, 5.000%, maturing August 16, 2017			1,265,684
						34,011,807
Printing & Publishing: 9.7%
			Black Press, Ltd.	B1	B-
	$1,262,286		Term Loan, 2.294%, maturing August 02, 2013			1,136,057
	766,388		Term Loan, 2.294%, maturing August 02, 2013			689,749
			Caribe Information Investments Inc.	B3	CCC-
	2,609,637		Term Loan, 2.540%, maturing March 31, 2013			1,761,505
			Cengage Learning, Inc.	B2	B+
	6,709,308		Term Loan, 2.540%, maturing July 03, 2014			6,206,110
			Cenveo Corporation	Ba2	BB
	24,394		Term Loan, 4.792%, maturing June 21, 2013			24,341
	1,488,133		Term Loan, 4.792%, maturing June 21, 2013			1,484,878
			CW Acquisition Limited Partnership	Ba3	BB
	1,894,406		Term Loan, 9.000%, maturing July 13, 2016			1,939,398
			Dex Media East, LLC	B1	B+
	3,739,188	(3)	Term Loan, 2.795%, maturing October 24, 2014			2,785,695
			Dex Media West, LLC	Ba3	B+
	2,108,320		Term Loan, 7.000%, maturing October 24, 2014			1,801,560
			Flint Group Holdings S.A.R.L.	NR	NR
	841,151		Term Loan, 2.713%, maturing December 31, 2014			791,734
	353,279		Term Loan, 2.713%, maturing December 31, 2014			332,524
	2,333,333		Term Loan, 2.713%, maturing May 29, 2015			2,196,250
EUR	666,667		Term Loan, 3.393%, maturing May 29, 2015			835,828
	$1,277,104		Term Loan, 2.713%, maturing December 31, 2015			1,202,074
			Hanley Wood, LLC	Caa1	CCC
	1,654,278		Term Loan, 2.563%, maturing March 08, 2014			760,141

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Fair Value
Printing & Publishing (continued)
			Intermedia Outdoor, Inc.	NR	NR
$1,918,047			Term Loan, 3.039%, maturing January 31, 2013			$1,731,037
			Mediannuaire Holding	NR	NR
EUR	1,687,676		Term Loan, 3.129%, maturing October 10, 2014			1,477,844
EUR	1,686,673		Term Loan, 3.629%, maturing October 09, 2015			1,476,966
			Merrill Communications, LLC	B2	B-
	$4,527,710		Term Loan, 3.260%, maturing December 24, 2012			4,448,475
			Nelson Canada	B1	B
2,788,300			Term Loan, 2.789%, maturing July 05, 2014			2,495,529
			PagesJaunes Groupe, S.A.	NR	NR
EUR	1,100,000		Term Loan, 2.629%, maturing November 22, 2013			1,189,063
			PBL Media	B1	NR
AUD	24,331,191		Term Loan, 7.428%, maturing February 05, 2013			21,160,524
			Penton Media, Inc.	Caa1	CCC+
	$2,136,229		Term Loan, 5.000%, maturing August 01, 2014			1,609,292
			Quad/Graphics, Inc.	Ba2	BB+
1,795,500			Term Loan, 5.500%, maturing April 14, 2016			1,763,316
			R.H. Donnelley Corporation	B1	B
4,598,071		(3)	Term Loan, 9.000%, maturing October 24, 2014			3,313,485
			Source Media, Inc.	B2	B
3,186,710			Term Loan, 7.000%, maturing November 08, 2011			3,059,242
			Springer Science + Business Media, S.A.	B1	B+
2,000,000			Term Loan, 6.751%, maturing June 17, 2016			2,000,000
			SuperMedia, Inc.	B3	B-
7,975,919			Term Loan, 11.000%, maturing December 31, 2015			5,164,407
			Thomas Nelson Publishers	Caa2	CCC
995,515			Term Loan, 9.000%, maturing June 14, 2016			970,627
		(1)	Tribune Company	NR	NR
1,491,225		(2)	Term Loan, 5.250%, maturing June 04, 2014			950,241
			Yell Group, PLC	NR	NR
1,690,294			Term Loan, 4.006%, maturing July 31, 2014			747,955
						77,505,846
Radio and TV Broadcasting: 5.3%
			Citadel Broadcasting Corporation	Ba2	BB+
1,571,240			Term Loan, 11.000%, maturing June 03, 2015			1,659,801
			CMP KC, LLC	NR	NR
2,007,994		(2)	Term Loan, 6.250%, maturing May 03, 2011			170,680
			CMP Susquehanna Corporation	Caa1	B-
3,827,876			Term Loan, 2.313%, maturing May 05, 2013			3,430,734
			Cumulus Media, Inc.	Caa1	B-
4,438,786			Term Loan, 4.003%, maturing June 11, 2014			4,101,438
			FoxCo Acquisition, LLC	B2	B
1,082,208			Term Loan, 7.500%, maturing July 14, 2015			1,071,379
			Local TV Finance, LLC	B2	B-
2,292,077			Term Loan, 2.290%, maturing May 07, 2013			2,187,978
			Nexstar Broadcasting, Inc.	Ba3	BB-
632,166			Term Loan, 5.000%, maturing September 30, 2016			632,166
988,772			Term Loan, 5.006%, maturing September 30, 2016			988,772
			ProSiebenSat.1 Media AG	NR	NR
EUR	64,386		Term Loan, 2.539%, maturing July 02, 2014			76,902
EUR	1,186,386		Term Loan, 2.539%, maturing July 02, 2014			1,417,006
EUR	220,233		Term Loan, 2.539%, maturing March 02, 2015			263,044
EUR	1,339,945		Term Loan, 2.914%, maturing June 26, 2015			1,612,944
EUR	60,287		Term Loan, 2.914%, maturing July 03, 2015			72,570
			Regent Broadcasting, LLC	NR	NR
	$1,778,982		Term Loan, 5.250%, maturing April 27, 2014			1,743,402
			Sinclair Television Group, Inc.	Baa3	BB
1,145,455			Term Loan, 5.500%, maturing October 29, 2015			1,163,114
			Spanish Broadcasting Systems	Caa1	B-
2,321,275			Term Loan, 2.040%, maturing June 11, 2012			2,215,367
			Univision Communications, Inc.	B2	B
20,508,844			Term Loan, 4.506%, maturing March 31, 2017			19,153,333
						41,960,629

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

				Bank Loan
				Ratings†
				(Unaudited)
Principal Amount			Borrower\Tranche Description	Moody’s	S&P	Fair Value
Retail Stores: 0.3%
			Amscan Holdings, Inc.	B1	B
$1,929,464			Term Loan, 2.539%, maturing May 25, 2013			$1,922,229
			CBR Fashion GmbH	NR	NR
EUR	441,683		Term Loan, 2.921%, maturing April 20, 2015			536,997
EUR	431,437		Term Loan, 3.171%, maturing April 19, 2016			524,540
			Claires Stores, Inc.	Caa2	B-
$3,432,962			Term Loan, 3.043%, maturing May 29, 2014			3,009,801
			Dollar General Corporation	Ba2	BBB-
3,975,870			Term Loan, 3.020%, maturing July 07, 2014			3,974,279
			General Nutrition Centers, Inc.	B1	B+
2,625,501			Term Loan, 2.529%, maturing September 16, 2013			2,605,810
			Guitar Center, Inc.	Caa1	B-
3,974,096			Term Loan, 3.760%, maturing October 09, 2014			3,620,684
			Harbor Freight Tools USA, Inc.	B1	B+
3,241,647			Term Loan, 5.016%, maturing February 24, 2016			3,244,687
			Leslies Poolmart, Inc.	Ba3	B+
1,000,000		(3)	Term Loan, maturing November 24, 2017			1,007,813
			Maxeda DIY Group, B.V.	NR	NR
EUR	212,105	(3)	Term Loan, maturing June 29, 2015			256,613
EUR	287,895	(3)	Term Loan, maturing August 01, 2015			348,306
EUR	212,105	(3)	Term Loan, maturing June 27, 2016			256,613
EUR	287,895	(3)	Term Loan, maturing August 01, 2016			348,306
			Michaels Stores, Inc.	B2	B+
$1,446,680			Term Loan, 2.563%, maturing October 31, 2013			1,398,759
1,946,905			Term Loan, 4.813%, maturing July 31, 2016			1,934,195
			Neiman Marcus Group, Inc.	B2	BB-
5,785,033			Term Loan, 4.294%, maturing April 06, 2015			5,685,403
			Petco Animal Supplies, Inc.	NR	NR
2,900,000		(3)	Term Loan, maturing November 24, 2017			2,910,513
			Pets at Home Group, Ltd.	NR	BB-
GBP	2,500,000		Term Loan, 5.569%, maturing January 24, 2017			3,887,184
			Picard Groupe	NR	NR
EUR	810,628		Term Loan, 5.935%, maturing October 31, 2017			1,062,850
EUR	189,372		Term Loan, 5.935%, maturing September 14, 2017			248,484
			Pilot Travel Centers, LLC	Ba2	BBB-
$946,615			Term Loan, 5.250%, maturing June 30, 2016			960,809
			Rite Aid Corporation	B3	B+
5,862,342			Term Loan, 2.010%, maturing June 04, 2014			5,301,234
			Savers	Ba3	B+
1,492,500			Term Loan, 5.750%, maturing March 11, 2016			1,498,097
			The Gymboree Corporation	B1	B+
650,000		(3)	Term Loan, maturing November 16, 2017			653,540
			Toys “R” Us, Inc.	B1	BB-
2,837,888			Term Loan, 6.000%, maturing August 17, 2016			2,861,706
			Vivarte, S.A.S.	NR	NR
EUR	1,924,280		Term Loan, 2.853%, maturing March 09, 2015			2,110,590
EUR	1,924,280		Term Loan, 3.353%, maturing March 08, 2016			2,110,590
						54,280,631
Telecommunications Equipment: 1.5%
			CommScope, Inc.	Ba2	BB
$515,571			Term Loan, 2.789%, maturing December 26, 2014			515,464
			Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	5,357,312		Term Loan, 2.581%, maturing December 01, 2014			7,111,439
			Sorenson Communications, Inc.	Ba2	CCC+
$687,825			Term Loan, 6.000%, maturing August 16, 2013			646,433
			TDF, S.A.	NR	NR
EUR	1,500,000		Term Loan, 2.796%, maturing January 30, 2015			1,717,798
EUR	1,500,000		Term Loan, 3.046%, maturing January 29, 2016			1,717,798
						11,708,931
Textiles & Leather: 0.3%
			Phillips-Van Heusen Corporation	Ba2	BBB
1,135,571			Term Loan, 4.750%, maturing May 06, 2016			1,150,649
EUR	709,732		Term Loan, 5.000%, maturing May 06, 2016			920,982
						2,071,631

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

		Bank Loan
		Ratings†
		(Unaudited)
Principal Amount	Borrower\Tranche Description	Moody’s	S&P	Fair Value
Utilities: 5.2%
	Calpine Corporation	B1	B+
$2,691,828	Term Loan, 3.165%, maturing March 29, 2014			$2,680,046
	Coleto Creek WLE, L.P.	B1	B+
2,160,391	Term Loan, 3.033%, maturing June 28, 2013			2,070,374
437,602	Term Loan, 3.283%, maturing June 28, 2013			419,368
	FirstLight Power Resources, Inc.	B1	B+
90,682	Term Loan, 2.813%, maturing November 01, 2013			87,508
1,847,478	Term Loan, 2.813%, maturing November 01, 2013			1,782,817
	FirstLight Power Resources, Inc.	B3	CCC+
610,514	Term Loan, 4.813%, maturing May 01, 2014			567,778
	Great Point Power, LLC	Ba1	BB+
995,000	Term Loan, 5.500%, maturing March 10, 2017			996,244
	MACH Gen, LLC	Ba3	BB-
258,928	Term Loan, 2.289%, maturing February 22, 2013			241,666
	New Development Holdings, LLC	Ba3	BB-
3,403,969	Term Loan, 7.000%, maturing July 03, 2017			3,470,452
	NRG Energy, Inc.	Baa3	BB+
827	Term Loan, 1.789%, maturing February 01, 2013			821
2,160,248	Term Loan, 3.539%, maturing August 31, 2015			2,152,918
	Texas Competitive Electric Holdings Company, LLC	B2	B+
6,650,625	Term Loan, 3.754%, maturing October 10, 2014			5,154,654
2,875,744	Term Loan, 3.754%, maturing October 10, 2014			2,229,846
6,937,444	Term Loan, 3.754%, maturing October 10, 2014			5,362,068
7,097,570	Term Loan, 3.754%, maturing October 10, 2014			5,484,647
	TPF Generation Holdings, LLC	Ba3	BB
1,164,934	Revolver, 2.289%, maturing December 15, 2011			1,134,063
1,284,619	Term Loan, 2.289%, maturing December 13, 2013			1,250,577
1,234,172	Term Loan, 2.289%, maturing December 15, 2013			1,201,467
	TPF Generation Holdings, LLC	B3	B
2,000,000	Term Loan, 4.539%, maturing December 15, 2014			1,845,000

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

			Bank Loan
			Ratings†
			(Unaudited)
Principal Amount		Borrower\Tranche Description	Moody’s	S&P	Fair Value
Utilities (continued)
		Viridian Group, PLC	NR	NR
GBP	1,320,000	Term Loan, 5.076%, maturing October 24, 2012			$1,719,661
EUR	1,310,694	Term Loan, 5.334%, maturing October 24, 2012			1,426,585
					41,278,559
		Total Senior Loans (Cost $980,643,476)			931,161,555
Other Corporate Debt: 1.3%
Diversified / Conglomerate Manufacturing
		Flextronics International, Ltd.	Ba1	BB+
$2,241,794		Term Loan, 2.503%, maturing October 01, 2014			2,212,090
1,889,330		Term Loan, 2.504%, maturing October 01, 2014			1,864,296
Cargo Transport
		US Shipping Partners, L.P.	Caa3	CCC-
297,646		Subordinated Term Loan, 2.500%, maturing August 07, 2013			37,702
Chemicals, Plastics & Rubber
		Lyondell Chemical Company	B3	B
5,246,158		Fixed Rate Note, 11.000%, maturing May 01, 2018			5,862,581
Radio and TV Broadcasting
		Regent Broadcasting, LLC	NR	NR
495,280		Subordinated Term Loan, 12.000%, maturing October 27, 2014			445,752
		Total Other Corporate Debt (Cost $10,447,568)			10,422,421

Equities and Other Assets: 1.1%

		Description		Market Value USD
(@), (R)		Ascend Media (Residual Interest)		$—
(@)		Carador Placing (2,923,549 Common Shares)		2,178,044
(@)		Citadel (50,405 Class A Shares)		1,310,530
(@)		Citadel (41,448 Class B Shares)		1,077,648
(@)		Contech (Residual Interest)		—
(@)		Faith Media Holdings, Inc. (7,725 Class A-1 Shares)		397,817
(@), (R)		Ferretti SPA (Warrants for 0.161% Participation Interest)		—
(1), (@), (R)		Gainey Corporation (Residual Interest)		—
(@)		Global Garden (14,911 Class A1 Shares)		—
(@)		Global Garden (138,579 Class A3 Shares)		—
(@)		Glodyne Technoserve, Ltd. (14,683 Common Shares)		160,614
(@)		Glodyne Technoserve, Ltd. (Escrow Account)		36,282
(@)		Hawaiian Telcom (31,238 Common Shares)		671,617
(@)		Mega Brands Inc (195,762 Common Shares)		118,331
(@)		Northeast Biofuels (Residual Interest)		—
(1), (@)		RDA Holding Co. (33,330 Common Shares)		708,263
(@), (R)		Safelite Realty Corporation (30,003 Common Shares)		158,416
(1), (@), (R)		Supermedia, Inc. (42,369 Common Shares)		191,508
(@)		Townsquare Media, LLC (385,269 Common Shares)		1,113,582
(@)		Townsquare Media, LLC (385,269 Preferred Shares)		—
(@)		US Shipping Partners, L.P. (19,404 Common Shares)		—
(@)		US Shipping Partners, L.P. (275,292 Contingency Rights)		—
(@)		Xerium Technologies, Inc. (50,456 Common Shares)		656,937
		Total for Equities and Other Assets (Cost $8,018,922)		8,779,589

		Total Investments (Cost $999,109,966)**	119.4%	$950,363,565
		Other Assets and Liabilities - Net	(19.4)	(154,369,857)
		Net Assets	100.0%	$795,993,708

	†	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless
	NR	otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered
	(1)	Rate (“LIBOR”) and other short-term rates.
	(2)	Bank Loans rated below Baa are considered to be below investment grade.
	(3)	Not Rated
	(@)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(R)	Loan is on non-accrual basis.
	AUD	Trade pending settlement. Contract rates do not take effect until settlement date.
	GBP	Non-income producing security.
	EUR	Restricted security.
	SEK	Australian Dollar
		British Pound Stirling
	**	Euro
		Swedish Kronor
	**	For Federal Income Tax purposes cost of investments is $999,534,590.
		Net unrealized depreciation consists of the following:
		Gross Unrealized Appreciation		$11,836,705
		Gross Unrealized Depreciation		(61,007,730)
		Net Unrealized Depreciation		$(49,171,025)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/10
Asset Table
Investments, at value
Senior Loans	$—	$910,497,555	$20,664,000	$931,161,555
Other Corporate Debt	—	10,422,421	—	10,422,421
Equities and Other Assets	6,912,878	—	1,866,711	8,779,589
Total Investments, at value	$6,912,878	$920,919,976	$22,530,711	$950,363,565

Other Financial Instruments+
Forward foreign currency contracts	—	3,892,376	—	3,683,784
Total Assets	$6,912,878	$920,919,976	$22,530,711	$950,363,565

Liabilities Table
Other Financial Instruments+
Unfunded Commitments	$—	$(929,889)	$—	$(929,889)
Total Liabilities	$—	$(929,889)	$—	$(929,889)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the period ended November 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/28/10	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 11/30/10
Senior Loans	$20,664,000	$—	$—	$—	$—	$—	$—	$—	$20,664,000
Equities and Other Assets	2,427,728	1,505,758	4,090,754	—	971,331	(376,596)	160,614	(6,912,878)	1,866,711
Total	$23,091,728	$1,505,758	$4,090,754	$—	$971,331	$(376,596)	$160,614	$(6,912,878)	$22,530,711

As of November 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $81,060.

+ Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of November 30, 2010 (Unaudited) (continued)

At November 30, 2010 the following forward foreign currency contracts were outstanding for ING Senior Income Fundt :

				Settlement	In Exchange		Unrealized
Counterparty	Currency		Buy/Sell	Date	For	Fair Value	Appreciation
					USD
State Street Bank	Australian Dollar
	AUD	22,433,000	Sell	02/28/11	$21,780,648	$21,310,908	$469,740
State Street Bank	British Pound Sterling
	GBP	11,217,000	Sell	01/07/11	17,730,919	17,462,040	268,879
State Street Bank	British Pound Sterling
	GBP	4,800,000	Sell	01/31/11	7,566,192	7,471,198	94,994
State Street Bank	Euro
	EUR	51,880,000	Sell	01/07/11	69,738,345	67,482,355	2,255,990
State Street Bank	Euro
	EUR	5,602,000	Sell	01/31/11	7,800,408	7,286,069	514,339
State Street Bank	Euro
	EUR	5,400,000	Sell	02/28/11	7,189,938	7,022,237	167,701
State Street Bank	Sweden Kronor
	SEK	19,047,300	Sell	01/07/11	2,823,440	2,710,385	113,055
State Street Bank	Sweden Kronor
	SEK	5,501,700	Sell	02/28/11	789,257	781,579	7,678
					$135,419,147	$131,526,771	$3,892,376

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 27, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 27, 2011